Statements of Changes in Equity	Share capital Initial public offering CAD ($) shares	Share capital Private placement CAD ($) shares	Share capital CAD ($) shares	Reserves - Equity settled share-based payments CAD ($)	Reserves - Warrants CAD ($)	Deficit CAD ($)	Initial public offering CAD ($)	Private placement CAD ($)	CAD ($) Options
Equity at beginning of period at Dec. 31, 2019			$ 10,735,862	$ 2,415,009	$ 2,252,458	$ (6,441,142)			$ 8,962,187
Balance at beginning (in shares) at Dec. 31, 2019 | shares			78,924,249
Shares issued	$ 31,395,000	$ 16,736,110					$ 31,395,000	$ 16,736,110
Shares issued (in shares) | shares	24,150,000	15,000,000
Flow-through shares issued in private placements			$ 7,118,196						7,118,196
Flow-through shares issued in private placements (in shares) | shares			4,860,982
Share issue costs			$ (3,032,606)						(3,032,606)
Agents' warrants issued			(813,952)		813,952
Flow-through share premium			(1,957,619)						(1,957,619)
Share-based compensation				26,457,335					26,457,335
Stock options exercised			$ 12,204,631	(5,168,007)					$ 7,036,624
Option exercised | Options									9,195,000
Stock options exercised (in shares) | shares			9,195,000
Warrants exercised			$ 15,283,142		(2,562,085)				$ 12,721,057
Warrants exercised (in shares) | shares			16,554,292
Total comprehensive loss for the year						(32,534,439)			(32,534,439)
Equity at end of period at Dec. 31, 2020			$ 87,668,764	23,704,337	504,325	(38,975,581)			72,901,845
Balance at ending (in shares) at Dec. 31, 2020 | shares			148,684,523
Flow-through shares issued in private placements			$ 120,501,665						120,501,665
Flow-through shares issued in private placements (in shares) | shares			12,905,500
Issued pursuant to acquisition of exploration and evaluation assets			$ 3,505,408						3,505,408
Issued pursuant to acquisition of exploration and evaluation assets (in shares) | shares			458,823
Share issue costs			$ (4,457,654)						(4,457,654)
Flow-through share premium			(29,161,495)						(29,161,495)
Share-based compensation				7,612,214					7,612,214
Stock options exercised			$ 2,096,982	(860,812)					$ 1,236,170
Option exercised | Options									1,273,000
Stock options exercised (in shares) | shares			1,273,000
Warrants exercised			$ 1,641,823		(485,300)				$ 1,156,523
Warrants exercised (in shares) | shares			883,854
Total comprehensive loss for the year						(50,640,075)			(50,640,075)
Equity at end of period at Dec. 31, 2021			$ 181,795,493	$ 30,455,739	$ 19,025	$ (89,615,656)			$ 122,654,601
Balance at ending (in shares) at Dec. 31, 2021 | shares			164,205,700